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                       [GODFREY & KAHN, S.C. LETTERHEAD]

                                                                February 2, 2000

VIA EDGAR
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549

         Re:      La Crosse Large Cap Stock Fund (the "Fund")
                  (Registration Nos. 333-65579; 811-9051)

Ladies and Gentlemen:

     In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), in accordance with Rule 497(j) under the Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 1, and (ii) the text of the Fund's Post-Effective Amendment No. 1 was filed electronically on January 28, 2000 (with an effective date of January 28, 2000).

     Please do not hesitate to contact me if you have any questions regarding this letter.


                                                  Very truly yours,

                                                  GODFREY & KAHN, S.C.

                                                  /s/ Dennis F. Connolly

                                                  Dennis F. Connolly

DFC:jmg